SCHEDULE OF FINANCE LEASES (Details) - USD ($)						12 Months Ended
		Mar. 02, 2023	Jan. 24, 2023	Oct. 17, 2022	Sep. 02, 2022	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Monthly lease payment						$ 156,000	$ 148,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Lease term					60 months
Monthly lease payment	[1]				$ 1,100
Equipment [Member]
Property, Plant and Equipment [Line Items]
Lease term		36 months	36 months	36 months
Monthly lease payment	[1]	$ 1,000	$ 6,700	$ 5,500

[1]	Excludes sales tax and other fees.